Payables and accruals (Tables)	12 Months Ended
Dec. 31, 2019
Payables and accruals
Schedule of payables and accruals

	December 31,	December 31,
	2019	2018
Trade payables	2,216,147	1,148,801
Social security and other taxes	107,415	14,921
Accrued expenses	1,872,849	957,362
Total payables and accruals	4,196,411	2,121,084